Basis of Presentation - Schedule of Error Correction on Realized Gain (Loss) on Derivatives (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Noninterest income
Realized gain (loss) on derivatives	$ (8,678)	$ (6,668)	$ (18,255)	$ (14,217)	$ (9,931)
Immaterial error correction | Interest income
Realized gain (loss) on derivatives	$ (8,678)	$ (6,668)	$ (18,255)	$ (14,217)	$ (9,931)